Fair Value Options Weighted-Average Assumptions (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Expected life in years		10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	85.50%	86.00%
Risk-free interest rate	1.10%	1.10%
Expected life in years	5 years 9 months 26 days	5 years 9 months 22 days